Loans, financing and debentures - Breakdown by type (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Loans, financing and debentures	R$ 7,250,222	R$ 4,758,247
Interest on financing	1,353,484	1,232,810
Non-current funding	5,896,738	3,525,437
Non-current
Non-current portion of non-current borrowings	(81,374,152)	(72,414,445)
Interest on financing
Non-current funding	81,374,152	72,414,445
Interest on financing	1,353,484	1,232,810
Non-current funding	87,270,890	75,939,882
Borrowings	88,624,374	77,172,692	R$ 74,574,591
Foreign market
Current
Current	6,544,504	3,603,074
Non-current
Non-current	65,356,761	57,701,599
Total	71,901,265	61,304,673
Domestic market (Brazil)
Current
Current	705,718	1,155,173
Non-current
Non-current	16,017,391	14,712,846
Borrowings	88,624,374	77,172,692
Bonds | Foreign market
Non-current
Non-current portion of non-current borrowings	R$ (44,218,728)
Bonds | Foreign market | Fixed
Disclosure of detailed information about borrowings [line items]
Average annual interest rate - %	5.00%
Current
Current	R$ 2,823,963	841,625
Non-current
Non-current	44,218,728	40,122,749
Total	47,042,691	40,964,374
Export credits (“export prepayments”) | Foreign market
Non-current
Non-current portion of non-current borrowings	R$ (16,812,138)
Export credits (“export prepayments”) | Foreign market | SOFR/Fixed
Disclosure of detailed information about borrowings [line items]
Average annual interest rate - %	6.30%
Current
Current	R$ 3,601,807	2,690,891
Non-current
Non-current	16,812,138	14,487,252
Total	R$ 20,413,945	17,178,143
Export credits (“export prepayments”) | Domestic market (Brazil) | Fixed
Disclosure of detailed information about borrowings [line items]
Average annual interest rate - %
Current
Current		791,306
Non-current
Total	9,750,351	8,428,743
Assets Financing | Foreign market
Non-current
Non-current portion of non-current borrowings	R$ (335,084)
Assets Financing | Foreign market | SOFR
Disclosure of detailed information about borrowings [line items]
Average annual interest rate - %	6.30%
Current
Current	R$ 105,427	61,924
Non-current
Non-current	335,084	220,199
Total	440,511	282,123
Assets Financing | Domestic market (Brazil)
Non-current
Non-current portion of non-current borrowings	R$ (66,188)
Assets Financing | Domestic market (Brazil) | CDI
Disclosure of detailed information about borrowings [line items]
Average annual interest rate - %	14.50%
Current
Current	R$ 18,267	17,037
Non-current
Non-current	66,188	71,235
Total	102,854	103,114
ECA - Export Credit Agency
Non-current
Non-current	690,400
ECA - Export Credit Agency | Foreign market
Non-current
Non-current portion of non-current borrowings	R$ (690,400)
ECA - Export Credit Agency | Foreign market | SOFR
Disclosure of detailed information about borrowings [line items]
Average annual interest rate - %	3.80%
Current
Current	R$ 7,481
Non-current
Total	697,881
IFC - International Finance Corporation | Foreign market
Non-current
Non-current portion of non-current borrowings	R$ (3,300,411)
IFC - International Finance Corporation | Foreign market | SOFR
Disclosure of detailed information about borrowings [line items]
Average annual interest rate - %	6.20%
Current
Current		731
Non-current
Non-current	3,300,411	2,871,399
Total	3,300,411	2,872,130
Others | Foreign market
Current
Current	5,826	7,903
Non-current
Non-current
Total	R$ 5,826	7,903
BNDES | Domestic market (Brazil) | Fixed
Disclosure of detailed information about borrowings [line items]
Average annual interest rate - %	4.00%
Current
Current	R$ 2,009	4,020
Non-current
Non-current
Total	R$ 2,009	4,020
BNDES | Domestic market (Brazil) | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Average annual interest rate - %	8.60%
Current
Current	R$ 73,413	49,348
Non-current
Non-current	149,771	199,988
Total	R$ 223,184	249,336
BNDES | Domestic market (Brazil) | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Average annual interest rate - %	13.50%
Current
Current	R$ 74,102	57,060
Non-current
Non-current	3,262,865	3,123,727
Total	R$ 3,336,967	3,180,787
BNDES | Domestic market (Brazil) | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Average annual interest rate - %	14.50%
Current
Current	R$ 139,159	65,013
Non-current
Non-current	789,738	857,419
Total	928,897	922,432
NCE ("Export Credit Notes") | Domestic market (Brazil)
Non-current
Non-current portion of non-current borrowings	R$ (100,000)
NCE ("Export Credit Notes") | Domestic market (Brazil) | CDI
Disclosure of detailed information about borrowings [line items]
Average annual interest rate - %	14.50%
Current
Current	R$ 2,854	3,114
Non-current
Non-current	100,000	100,000
Total	2,294,392	2,100,009
NCR ("Rural producer certificate") | Domestic market (Brazil)
Non-current
Non-current portion of non-current borrowings	(1,999,053)
NCR ("Rural producer certificate") | Domestic market (Brazil) | Fixed
Non-current
Non-current
Total		791,306
NCR ("Rural producer certificate") | Domestic market (Brazil) | CDI
Disclosure of detailed information about borrowings [line items]
Average annual interest rate - %	12.10%
Current
Current	R$ 295,339	101,739
Non-current
Non-current	1,999,053	1,998,270
Debentures | Domestic market (Brazil)
Non-current
Non-current portion of non-current borrowings	R$ (9,649,776)
Debentures | Domestic market (Brazil) | CDI/IPCA
Disclosure of detailed information about borrowings [line items]
Average annual interest rate - %	13.40%
Current
Current	R$ 100,575	66,536
Non-current
Non-current	9,649,776	8,362,207
Total	16,723,109	15,868,019
CRA ("Agribusiness Receivables Certificates") | Domestic market (Brazil) | CDI/IPCA
Non-current
Total	R$ 84,455	R$ 88,272